Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (72,140,064)	$ (36,077,758)	$ (26,615,742)
Interest collected	$ 143,200,165	$ 114,296,124	$ 84,130,995